Other disclosures on cash flows	12 Months Ended
Dec. 31, 2023
Other disclosures on cash flows [abstract]
Other disclosures on cash flows	Other disclosures on cash flows
22.1.    Non-cash operating activities

	2023	2022	2021

Fair value adjustment on loans designated at FVPL	(127,137)	(326,491)	(1,306,205)
Fair value adjustment on equity securities designated at FVPL (Note 6.3 (b)).	30,574	(853,056)	(1,264,213)
Fair value adjustment in financial instruments designated at FVPL	(96,563)	(1,179,547)	(2,570,418)

Changes in the fair value of accounts receivable from card issuers	(98,283)	253,181	303,156
Fair value adjustment on equity instruments/listed securities designated at FVOCI	1,912	(6,971)	216,465
22.2.    Non-cash investing activities

	2023	2022	2021

Property and equipment and intangible assets acquired through lease (Note 10.3 and 11.3)	67,417	63,910	92,802
22.3.    Non-cash financing activities

	2023	2022	2021

Unpaid consideration for acquisition of non-controlling shares	725	1,498	1,823
Settlement of loans with private entities	—	—	748,297
Shares of the Company delivered at Reclame Aqui acquisition	—	169,864	—
22.4.    Interest income received, net of costs

	2023	2022	2021

Interest income received on accounts payable to clients	5,962,063	4,521,948	2,269,214
Finance cost of sale of receivables on accounts receivable from card issuers (Note 19)	(3,195,130)	(2,463,298)	(690,344)
Interest income received, net of costs	2,766,933	2,058,650	1,578,870
22.5.    Property and equipment, and intangible assets

	2023	2022	2021

Additions of property and equipment (Note 10.3)	(656,876)	(692,206)	(1,086,113)
Additions of right of use (IFRS 16) (Note 10.3)	33,254	47,182	87,176
Payments from previous year	(176,835)	(51,614)	(33,353)
Purchases unpaid at year end	65,348	176,835	51,614
Prepaid purchases of POS	(1,135)	102,070	(102,314)
Purchases of property and equipment	(736,244)	(417,733)	(1,082,990)

Additions of intangible assets (Note 11.3)	(515,740)	(288,004)	(264,646)
Additions of right of use (IFRS 16) (Note 11.3)	34,163	16,728	5,626
Payments from previous year	(6,593)	(41,898)	—
Purchases unpaid at year end	14,117	6,593	41,898
Capitalization of borrowing costs	—	1,069	592
Issuance of shares for acquisition of assets	—	—	849
Purchases and development of intangible assets	(474,053)	(305,512)	(215,681)

Net book value of disposed assets (Notes 10.3 and 11.3)	96,664	202,519	161,902
Net book value of disposed Leases	(21,225)	(52,164)	(14,474)
Loss on disposal of property and equipment and intangible assets	(66,200)	(25,347)	(136,104)
Disposal of Creditinfo property, equipment and intangible assets, including goodwill	—	(61,316)	—
Disposal of Linked's property, equipment and intangible assets, including goodwill	—	—	(11,224)
Disposal of Cappta property, equipment and intangible assets	1,767	—	—
Outstanding balance	(10,470)	(36,684)	—
Proceeds from disposal of property and equipment and intangible assets	536	27,008	100